Allowance for expected credit losses - Narrative (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Other judgements
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	£ 142	£ 225
UK mortgages | Other judgements
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	67	108
UK mortgages | Other judgements | Repossession risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	67	85
UK mortgages | Other judgements | Mortgage accounts in specific segments
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	0	13
Credit cards | Other judgements
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	56	63
Credit cards | Other judgements | Extension of modelled lifetime on retail revolving products
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	49	49
Other Retail | Other judgements
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	73	75
Other Retail | Other judgements | Extension of modelled lifetime on retail revolving products
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	9	9
Other Retail | Other judgements | Loss given default alignment (LGD)
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	37	25
Commercial Banking | Other judgements
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(54)	(21)
Commercial Banking | Other judgements | Loss given default alignment (LGD)
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	50	50
Commercial Banking | Other judgements | Corporate insolvency rates
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(104)	(119)
Commercial Banking | Other judgements | Global tariff and political disruption risks
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	0	48
Motor Finance | Residual value impairment and voluntary terminations
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	£ 250	£ 243	£ 211